2. Summary of Significant Accounting Policies: Issuances Involving Non-cash Consideration (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Issuances Involving Non-cash Consideration

Issuances Involving Non-cash Consideration

All issuances of the Company’s stock for non-cash consideration have been assigned a dollar amount equaling the market value of the shares issued on the date the shares were issued for such services and property. The non-cash consideration paid pertains to consulting services and the acquisition of a software license (See Note 6).